Business Acquisition (Acquisiton Of Pipeline Data) (Details) (Pipeline Data Inc [Member], USD $)	0 Months Ended
Mar. 15, 2013
Pipeline Data Inc [Member]
Business Acquisition [Line Items]
Borrowings on senior credit facility	$ 9,750,000
Issuance of common stock
Issuance of warrants
Total purchase price	$ 9,750,000